Schedule of income tax provision (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax
Loss before tax	(1,598,805)	(2,069,012)	(1,570,101)
Tax calculated at tax rate @17% (2023: 17%)	(271,797)	(351,733)	(266,917)
- Effect of tax rates in foreign jurisdiction	218,352	282,569	142,115
- Tax effect on expense not deductible for tax purposes	81,843	105,912	80,940
- Income not subject to tax	(259,747)	(336,138)	(340)
- Change in valuation allowance on deferred tax assets	247,788	320,664	51,660
- Others	(16,439)	(21,274)	(7,458)
Tax charge